DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Statements Of Discontinued Operations
Depreciation	$ 76	$ 227
Discontinued Operations, Held-for-sale
Date of Agreement	May 25, 2015
Purchase Price	$ 13,653